PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 440,804	$ 393,291
Accumulated depreciation	299,157	252,953
Depreciated cost	141,647	140,338
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	263,128	253,325
Accumulated depreciation	212,471	196,820
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment gross	105,297	69,452
Accumulated depreciation	41,622	16,597
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	13,180	13,060
Accumulated depreciation	8,655	7,717
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	59,199	57,454
Accumulated depreciation	$ 36,409	$ 31,819